UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03380

Name of Fund:	Legg Mason Value Trust, Inc.
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202
Registrant’s telephone number, including area code: (410) 539-0000
Date of fiscal year end: 3/31/2006
Date of reporting period: 12/31/2005

Item 1 – Schedule of Investments

Portfolio of Investments

Legg Mason Value Trust, Inc.

December 31, 2005 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stock and Equity Interests — 99.4%
Consumer Discretionary — 31.6%
Household Durables — 4.7%
Beazer Homes USA, Inc.	2,000	$145,680
Centex Corporation	4,500	321,705
Pulte Homes, Inc.	7,968	313,613
The Ryland Group, Inc.	2,000	144,260

		925,258

Internet and Catalog Retail — 13.7%
Amazon.com, Inc.	23,232	1,095,375	A,B
eBay Inc.	15,500	670,375	A
Expedia, Inc.	18,500	443,260	A,B
IAC/ InterActiveCorp	17,000	481,270	A,B

		2,690,280

Leisure Equipment and Products — 2.7%
Eastman Kodak Company	23,000	538,200	B

Media — 5.7%
The DIRECTV Group, Inc.	28,700	405,244	A
Time Warner Inc.	21,000	366,240
WPP Group plc	32,068	346,704

		1,118,188

Multi-Line Retail — 2.7%
Sears Holdings Corporation	4,600	531,438	A

Specialty Retail — 2.1%
The Home Depot, Inc.	10,000	404,800

Financials — 14.3%
Consumer Finance — 1.9%
Capital One Financial Corporation	4,443	383,892

Portfolio of Investments — Continued

Legg Mason Value Trust, Inc. — Continued

	Shares/Par	Value

Financials — Continued
Diversified Financial Services — 6.3%
Citigroup Inc.	10,000	$485,300
J.P. Morgan Chase & Co.	18,800	746,172

		1,231,472

Insurance — 1.9%
The St. Paul Travelers Companies, Inc.	8,403	375,358

Thrifts and Mortgage Finance — 4.2%
Countrywide Financial Corporation	14,200	485,498
MGIC Investment Corporation	5,144	338,572	B

		824,070

Health Care — 15.9%
Health Care Providers and Services — 14.5%
Aetna Inc.	6,821	643,307
Health Net Inc.	10,095	520,416	A,B
McKesson Corporation	11,121	573,753
UnitedHealth Group Incorporated	17,964	1,116,296

		2,853,772

Pharmaceuticals — 1.4%
Pfizer Inc.	11,500	268,180

Industrials — 7.5%
Building Products — 0.5%
Masco Corporation	3,141	94,824

Commercial Services and Supplies — 1.7%
Waste Management Inc.	11,221	340,557

Industrial Conglomerates — 5.3%
Tyco International Ltd.	36,000	1,038,960

	Shares/Par	Value

Information Technology — 16.4%
Communications Equipment — 1.0%
Cisco Systems, Inc.	12,000	$205,440	A

Computers and Peripherals — 4.2%
Dell Inc.	5,700	170,943	A
Hewlett-Packard Company	5,500	157,465
International Business Machines Corporation	3,000	246,600
Seagate Technology	12,357	247,022	A

		822,030

Internet Software and Services — 6.9%
Google Inc.	2,076	861,249	A
Yahoo! Inc.	12,400	485,832	A

		1,347,081

Software — 4.3%
Computer Associates International, Inc.	3,846	108,419
Electronic Arts Inc. (EA)	8,008	418,872	A
Intuit Inc.	5,920	315,547	A

		842,838

Telecommunication Services — 9.6%
Diversified Telecommunication Services — 3.2%
Qwest Communications International Inc.	111,497	629,958	A,B

Wireless Telecommunication Services — 6.4%
Sprint Nextel Corporation	54,046	1,262,515

Utilities — 4.1%
Independent Power Producers and Energy Traders — 4.1%
The AES Corporation	51,500	815,245	A,B

Total Common Stock and Equity Interests (Identified Cost — $12,830,828)		19,544,356

Portfolio of Investments — Continued

Legg Mason Value Trust, Inc. — Continued

	Shares/Par	Value

Repurchase Agreements — 0.4%
Bank of America 4.23%, dated 12/30/05, to be repurchased at $42,333 on 1/3/06 (Collateral: $42,180 Federal Home Loan Bank notes, 5.25%, due 8/15/06, value $43,183)	$42,313	$42,313
Goldman, Sachs & Company
4.15%, dated 12/30/05, to be repurchased at $42,332 on 1/3/06 (Collateral: $43,336 Fannie Mae mortgage-backed securities, 5.5%, due 12/1/35, value $43,350)	42,312	42,312

Total Repurchase Agreements (Identified Cost — $84,625)		84,625

Total Investments — 99.8% (Identified Cost — $12,915,453)		19,628,981
Other Assets Less Liabilities — 0.2%		34,140

Net Assets — 100.0%		$19,663,121

Net Asset Value Per Share:
Primary Class		$68.70

Financial Intermediary Class		$74.47

Institutional Class		$75.63

A	Non-income producing.

B	Affiliated Company — As defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At December 31, 2005, the total market value of affiliated companies was $4,862,296 and the Identified cost was $3,854,491.

Transactions with Affiliated Companies
An Affiliated Company is a company in which the Fund has ownership of at least 5% of the company’s voting securities. Transactions during the period in securities of companies which are or were affiliated are as follows:

	Value at	Purchased		Sold		Dividend	Value at	Realized
	3/31/05	Cost	Shares	Cost	Shares	Income	12/31/05	Gain/(Loss)

Amazon.com, Inc.	$805,345	$1,632	45	$5,688	313	$—	$1,095,375	$2,111
Eastman Kodak Company	553,350	155,836	6,290	10,766	290	10,100	538,200	(5,132)
Expedia Inc.(A)	—	37,634	1,744	4,979	211	—	443,260	(1,019)
Health Net Inc.	349,997	252	7	14,202	612	—	520,416	15,382
Interactive Corp	757,180	6,218	226	7,013	34,194	—	481,270	(974)
MGIC Investment Corporation	462,525	298	5	99,649	2,361	2,883	338,571	48,885
Qwest Communications International, Inc.	410,700	7,491	2,000	8,923	1,503	—	629,957	(4,090)
The AES Corporation	851,760	3,013	192	5,607	692	—	815,245	4,191

	$4,190,857	$212,374		$156,827		$12,983	$4,862,294	$59,354

(A) Prior to April 1, 2005, this security did not have affiliate status since the Fund owned less than 5% of the company’s voting shares.

Security Valuation
     Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.
     The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published value or from the values that would have been used had a ready market for the investments existed, and the differences could be material.
     Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures
(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.
Item 3 – Exhibits
Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Value Trust, Inc.

By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Value Trust, Inc.
Date: March 1, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Value Trust, Inc.
Date: March 1, 2006

By: /s/ Marie K. Karpinski

Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Value Trust, Inc.
Date: March 1, 2006